ACQUISITIONS - Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Net proceeds from reverse recapitalization	$ 534,597,000
Trine
Business Acquisition [Line Items]
Cash - Trine's trust and cash (net of redemptions)	305,084,695
Cash - PIPE financing	274,975,000
Less: transaction costs and advisory fees paid	(45,463,074)
Net proceeds from reverse recapitalization	534,596,621
Plus: non-cash net liabilities assumed	(152,394,714)
Less: accrued transaction costs and advisory fees	(1,900,793)
Net contributions from reverse recapitalization	380,301,114
Non cash warrant liabilities assumed	$ 149,700,000